Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jan. 26, 2018	Nov. 30, 2015	Nov. 30, 2018	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2019	Nov. 30, 2017	Nov. 30, 2020	Nov. 30, 2018	Nov. 30, 2021	Nov. 30, 2019	Nov. 30, 2022	Nov. 30, 2020	Nov. 30, 2023	Nov. 30, 2021	Nov. 30, 2024	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
PGIM Jennison Energy Infrastructure Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,449.52			$ 10,782.82		$ 9,968.46		$ 9,937.98		$ 9,616.42		$ 7,792.70		$ 10,746.37		$ 13,913.08		$ 15,114.24	$ 21,020.77	$ 21,173.52
PGIM Jennison Energy Infrastructure Fund -Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			11,336.93		10,399.92		10,287.49		9,887.75		7,960.17		10,891.57		13,989.20		15,091.04	20,812.37	20,814.81
PGIM Jennison Energy Infrastructure Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			11,445.01		10,603.06		10,586.17		10,280.64		8,368.60		11,575.53		15,006.68		16,366.28	22,808.38	23,028.41
PGIM Jennison Energy Infrastructure Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 8,884.54			$ 8,628.11		$ 7,023.07		$ 9,714.38		$ 12,627.27		$ 13,768.66		$ 19,211.16		$ 19,409.74
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	10,000	9,941.38983635077		10,805.82157542127	11,542.944429497302	13,277.4924721916	13,557.916875154086	14,110.571716772745	17,343.42029450252	16,383.780122934231	15,746.074419194952	19,243.783972476238	17,925.302434388388	24,616.837274087025	24,000.396875119506	22,349.602621684317	27,600.345496554874	25,442.74691053909	34,065.59112077786	39,175.27236612245
Alerian Midstream Energy Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Alerian Midstream Energy Select Index
Accumulated Value	10,000	10,000	9,064.41650445638		12,664.829257784953	9,239.765225931882	12,805.371488857438	7,588.7355278908935	12,105.201430833604	10,634.695042549309	12,339.373326294994	13,738.177134448037	10,134.482691222263	15,003.439645259205	14,202.25180321935	22,688.63160678364	18,346.84024318667	22,796.065631476755	20,036.552708266074	30,299.84948894018	30,443.323755463116
Alerian MLP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Alerian MLP Index
Accumulated Value	$ 10,000	$ 10,000	$ 9,136.067688978224		$ 10,928.416031018487	$ 8,130.689085878021	$ 10,181.560116347926	$ 6,138.372605368698	$ 10,304.39044845497	$ 8,517.046496808032	$ 9,170.443762906125	$ 12,115.797686679378	$ 6,923.349322392438	$ 14,938.088584886564	$ 9,606.208662030054	$ 19,588.71255615936	$ 13,665.169108657783	$ 20,283.55878969951	$ 16,848.375315561443	$ 22,093.72231389335	$ 22,877.425668091764